Short-term Bank Loans (Details Narrative) - USD ($)		6 Months Ended
	Jul. 11, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Financing facility interest rate	1.65%
Short term borrowings		$ 821,238		$ 1,510,249
Short term debt weighted average interest rate		6.14%	8.80%
Interest expenses		$ 33,415	$ 46,130
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility	$ 2,000,000